INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	2024	2023
Land use right	$3,236,419	$3,327,987
Software	7,489	7,701
Patent	6,851	7,045
Subtotal	3,250,759	3,342,733
Less: Accumulated amortization	(316,546)	(256,827)
Total	$2,934,213	$3,085,906